Summary of Significant Accounting Policies - Internal Use and Product Software (Details)	12 Months Ended
Dec. 31, 2011 year
Note 1 - Summary of Significant Accounting Policies [Abstract]
Internal Use and Product Software, Amortization Period Minimum	3
Internal Use and Product Software, Amortization Period Maximum	10